SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2020
Operating Lease
Operating lease right of use assets	$ 546,690	$ 201,007
Total operating lease assets	546,690	201,007	$ 200,000
Current operating lease liabilities	230,182	62,871
Non-current operating lease liabilities	327,202	146,703
Total operating lease obligations	$ 557,384	$ 209,574	$ 200,000